Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.31%
Brazil–2.89%
Raia Drogasil S.A.	8,281,500	$29,886,266
WEG S.A.	4,997,300	47,065,202
		76,951,468
Canada–0.92%
FirstService Corp.	134,630	24,484,161
Denmark–0.78%
Novonesis (Novozymes) B, Class B	363,303	20,829,262
France–2.87%
Gaztransport Et Technigaz S.A.	141,870	21,672,162
Lectra	524,569	14,606,569
Legrand S.A.	391,757	39,940,735
		76,219,466
Germany–2.15%
Carl Zeiss Meditec AG, BR	937,869	57,134,153
Italy–1.68%
Brunello Cucinelli S.p.A.	131,454	16,900,238
Reply S.p.A.	167,791	27,657,990
		44,558,228
Japan–11.30%
Disco Corp.	179,500	51,951,463
DTS Corp.	491,536	13,406,371
Hoshizaki Corp.	635,674	23,527,035
Kakaku.com, Inc.	1,538,353	24,091,421
MISUMI Group, Inc.	2,183,502	34,948,223
Nomura Research Institute Ltd.	1,432,291	48,393,130
Shimano, Inc.	206,602	28,991,573
Sysmex Corp.	3,227,047	61,686,168
Visional, Inc.(a)	270,600	13,423,571
		300,418,955
New Zealand–0.60%
Fisher & Paykel Healthcare Corp. Ltd.	748,487	15,835,832
South Korea–0.36%
NICE Information Service Co. Ltd.	1,128,704	9,511,997
Sweden–2.79%
Addtech AB, Class B	941,257	27,473,559
Cellavision AB	717,718	14,586,140
Indutrade AB	1,165,732	32,091,655
		74,151,354
Switzerland–5.53%
EMS-Chemie Holding AG	3,259	2,307,031
Geberit AG	56,301	31,402,917
Givaudan S.A.	8,975	39,200,687
Partners Group Holding AG	27,320	41,503,158
Straumann Holding AG(a)	230,020	32,620,435
		147,034,228
Shares		Value
Taiwan–0.93%
Voltronic Power Technology Corp.	438,000	$24,721,659
Thailand–0.99%
Bumrungrad Hospital PCL, Foreign Shares	4,943,541	26,329,864
United Kingdom–4.41%
FDM Group Holdings PLC	4,787,736	13,976,333
Rotork PLC	3,466,789	14,952,197
Sage Group PLC (The)	2,122,542	35,275,539
Spirax Group PLC	533,420	53,034,201
		117,238,270
United States–57.11%
Acuity Brands, Inc.	77,282	25,687,764
Advanced Micro Devices, Inc.(a)	508,077	58,911,528
AGCO Corp.(b)	369,955	38,634,401
Align Technology, Inc.(a)	170,523	37,363,295
Allegion PLC	348,698	46,282,686
Brady Corp., Class A	331,634	24,703,417
Builders FirstSource, Inc.(a)(b)	174,873	29,252,755
Cognex Corp.	815,414	32,535,019
Cohen & Steers, Inc.	234,667	20,798,536
Columbia Sportswear Co.(b)	318,530	28,126,199
Deckers Outdoor Corp.(a)	225,761	40,040,971
Donnelley Financial Solutions, Inc.(a)(b)	471,270	31,278,190
Exponent, Inc.(b)	649,621	59,550,757
Hamilton Lane, Inc., Class A(b)	173,000	27,538,140
Houlihan Lokey, Inc.	101,952	18,526,717
ICON PLC(a)	186,892	37,206,459
Innospec, Inc.	192,497	21,819,535
Interparfums, Inc.	264,964	37,365,223
Jack Henry & Associates, Inc.	470,703	81,944,685
Lincoln Electric Holdings, Inc.(b)	257,898	51,264,964
Littelfuse, Inc.(b)	99,342	23,679,159
Manhattan Associates, Inc.(a)(b)	187,501	39,110,834
MarketAxess Holdings, Inc.	191,803	42,317,496
New York Times Co. (The), Class A	862,884	46,854,601
NewMarket Corp.	53,270	26,529,525
NVR, Inc.(a)	3,053	24,473,398
Oxford Industries, Inc.	148,809	12,479,123
Packaging Corp. of America	152,057	32,336,442
Pool Corp.(b)	165,157	56,855,297
PTC, Inc.(a)(b)	169,640	32,821,947
QUALCOMM, Inc.	271,719	46,988,367
Reliance, Inc.(b)	166,479	48,195,670
RMR Group, Inc. (The), Class A	473,522	8,840,656
SEI Investments Co.(b)	933,835	80,851,434
Simpson Manufacturing Co., Inc.(b)	166,932	28,044,576
Terex Corp.(b)	973,790	46,829,561
Toro Co. (The)	262,954	21,896,180
United Therapeutics Corp.(a)	68,207	23,952,252
Victory Capital Holdings, Inc., Class A(b)	364,241	24,105,469
Watsco, Inc.(b)	86,108	41,210,428
WESCO International, Inc.	224,785	41,585,225
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Winmark Corp.	48,513	$18,900,180
		1,517,689,061
Total Common Stocks & Other Equity Interests (Cost $2,055,241,461)		2,533,107,958
Money Market Funds–4.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d)	38,771,877	38,771,877
Invesco Treasury Portfolio, Institutional Class, 4.29%(c)(d)	72,004,915	72,004,915
Total Money Market Funds (Cost $110,776,792)		110,776,792
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.48% (Cost $2,166,018,253)		2,643,884,750
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.84%
Invesco Private Government Fund, 4.35%(c)(d)(e)	20,722,486	$20,722,486
Invesco Private Prime Fund, 4.48%(c)(d)(e)	54,595,674	54,612,053
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,334,539)		75,334,539
TOTAL INVESTMENTS IN SECURITIES—102.32% (Cost $2,241,352,792)		2,719,219,289
OTHER ASSETS LESS LIABILITIES–(2.32)%		(61,566,078)
NET ASSETS–100.00%		$2,657,653,211
Investment Abbreviations:
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,358,016	$73,259,081	$(43,845,220)	$-	$-	$38,771,877	$244,545
Invesco Treasury Portfolio, Institutional Class	17,379,172	136,052,580	(81,426,837)	-	-	72,004,915	450,258
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,337,143	37,578,516	(40,193,173)	-	-	20,722,486	164,167*
Invesco Private Prime Fund	36,728,472	96,062,287	(78,178,707)	213	(212)	54,612,053	435,579*
Total	$86,802,803	$342,952,464	$(243,643,937)	$213	$(212)	$186,111,331	$1,294,549

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$76,951,468	$—	$—	$76,951,468
Canada	24,484,161	—	—	24,484,161
Denmark	—	20,829,262	—	20,829,262
France	—	76,219,466	—	76,219,466
Germany	—	57,134,153	—	57,134,153
Italy	—	44,558,228	—	44,558,228
Japan	—	300,418,955	—	300,418,955
New Zealand	—	15,835,832	—	15,835,832
South Korea	—	9,511,997	—	9,511,997
Sweden	—	74,151,354	—	74,151,354
Switzerland	—	147,034,228	—	147,034,228
Taiwan	—	24,721,659	—	24,721,659
Thailand	—	26,329,864	—	26,329,864
United Kingdom	—	117,238,270	—	117,238,270
United States	1,517,689,061	—	—	1,517,689,061
Money Market Funds	110,776,792	75,334,539	—	186,111,331
Total Investments	$1,729,901,482	$989,317,807	$—	$2,719,219,289
Invesco Global Opportunities Fund